STATEMENTS OF COMPREHENSIVE INCOME AND CHANGES IN PLAN EQUITY - EBP Japan	JPY (¥)	USD ($)
Investment income (loss):
Net appreciation (depreciation) in fair value of investments	¥ 2,317,898,570
Unrealized foreign exchange gain (loss) - net	2,520,906,356
Realized foreign exchange gain (loss) - net	114,857,085
Dividend income	459,308,550
Total investment income (loss)	5,412,970,562
Contributions:
Member contributions	1,284,196,508
Employer contributions	216,183,600
Reimbursement of plan expenses	0
Total contributions	1,500,380,108
Total additions	6,913,350,670
DEDUCTIONS:
Withdrawals from members	(3,692,450,006)
Bank and administrative charges	(6,529,455)
Total deductions	(3,698,979,461)
CHANGES IN PLAN EQUITY	3,214,371,209
Beginning of year at Jun. 30, 2023	24,957,563,280
End of year at Jun. 30, 2024	28,171,934,489
Investment income (loss):
Net appreciation (depreciation) in fair value of investments	(775,777,313)
Unrealized foreign exchange gain (loss) - net	(2,526,043,751)
Realized foreign exchange gain (loss) - net	(231,221,140)
Dividend income	447,910,705
Total investment income (loss)	(3,085,131,499)
Contributions:
Member contributions	1,247,359,790
Employer contributions	212,707,800
Reimbursement of plan expenses	0
Total contributions	1,460,067,590
Total additions	(1,625,063,909)
DEDUCTIONS:
Withdrawals from members	(3,592,011,406)
Bank and administrative charges	(6,862,138)
Total deductions	(3,598,873,544)
CHANGES IN PLAN EQUITY	(5,223,937,453)
End of year at Jun. 30, 2025	22,947,997,036	$ 141,323,675
Investment income (loss):
Net appreciation (depreciation) in fair value of investments	(2,443,658,557)	(15,049,105)
Unrealized foreign exchange gain (loss) - net	2,962,000,000	18,242,684
Realized foreign exchange gain (loss) - net	221,540,000	1,364,343
Dividend income	463,142,187	2,852,230
Total investment income (loss)	1,203,253,035	7,410,152
Contributions:
Member contributions	1,158,042,000	7,131,723
Employer contributions	199,070,000.00	1,225,939
Reimbursement of plan expenses	2,816,268	17,344
Total contributions	1,359,925,068	8,375,006
Total additions	2,563,178,103	15,785,158
DEDUCTIONS:
Withdrawals from members	(3,029,689,690)	(18,658,138)
Bank and administrative charges	(2,571,420)	(15,836)
Total deductions	(3,032,261,110)	(18,673,974)
CHANGES IN PLAN EQUITY	(469,083,007)	(2,888,816)
End of year at Jun. 30, 2026	¥ 22,478,914,029	$ 138,434,859